MERGER AND OTHER COSTS	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
MERGER AND OTHER COSTS
4.	MERGER AND OTHER COSTS
The following table provides details of Merger and other costs for the three and nine months ended September 30, 2021:

	Three Months Ended	Nine Months Ended
$ in thousands	September 30, 2021	September 30, 2021
Merger related costs:
Investor fee paid in common stock (Note 9)	$17,826	$17,826
Advisor fee paid in warrants (Note 9)	8,779	8,779
Professional and other fees	1,140	1,434

Total Merger related costs	27,745	28,039
Public company filing related costs	2,102	3,056

Total Merger and other costs	$29,847	$31,095